2020 QUARTERLY REPORT
LifePoints
®
Funds
January 31, 2020
FUND SHARE CLASS
Conservative Strategy Fund
A, C, E, R1, R4, R5, S
Moderate Strategy Fund
A, C, E, R1, R4, R5, S
Balanced Strategy Fund
A, C, E, R1, R4, R5, S
Growth Strategy Fund
A, C, E, R1, R4, R5, S
Equity Growth Strategy Fund
A, C, E, R1, R4, R5, S

Russell Investment
Company
Russell Investment Company is a
series investment company with
34 different investment portfolios
referred to as Funds. This
Quarterly Report reports on 5 of
these Funds.

Russell Investment Company
LifePoints
®
Funds
Quarterly Report
January 31, 2020 (Unaudited)
Table of Contents

Russell Investment Company – Lifepoints
®
Funds.
Copyright © Russell Investments 2020. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Conservative Strategy Fund 3
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 97.2%
Domestic Equities - 4.8%
Multifactor U.S. Equity Fund Class Y 400,939 5,300
U.S. Small Cap Equity Fund Class Y 129,101 3,477
8,777
Fixed Income - 68.9%
Multifactor Bond Fund Class Y 2,693,705 27,503
Short Duration Bond Fund Class Y 1,690,218 32,841
Strategic Bond Fund Class Y 3,439,571 38,454
Unconstrained Total Return Fund Class Y 2,740,533 27,323
126,121
International Equities - 3.8%
Emerging Markets Fund Class Y 184,384 3,387
Multifactor International Equity Fund Class Y 377,439 3,548
6,935
Multi-Asset - 19.7%
Multi-Strategy Income Fund Class Y 3,616,344 36,055
Total Investments in Affiliated Funds
(cost $167,597) 177,888
Short-Term Investments - 2.1%
U.S. Cash Management Fund(@) 3,761,590 (∞)
3,763
Total Short-Term Investments
(cost $3,763) 3,763
Total Investments 99.3%
(identified cost $171,360) 181,651
Other Assets and Liabilities, Net - 0.7%
1,320
Net Assets - 100.0%
182,971

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Conservative Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 4 EUR 470 02/20
(17)
CAC40 Euro Index Futures 21 EUR 1,219 02/20
(48)
DAX Index Futures 3 EUR 975 03/20
(27)
Dow Jones U.S. Real Estate Index Futures 33 USD 1,228 03/20
44
EURO STOXX 50 Index Futures 19 EUR 691 03/20
(26)
FTSE 100 Index Futures 13 GBP 938 03/20
(46)
FTSE/MIB Index Futures 3 EUR 348 03/20
(4)
Hang Seng Index Futures 4 HKD 5,246 02/20
(46)
IBEX 35 Index Futures 4 EUR 375 02/20
(8)
MSCI EAFE Index Futures 4 USD 395 03/20
(13)
MSCI Emerging Markets Index Futures 17 USD 893 03/20
(41)
OMXS30 Index Futures 14 SEK 2,502 02/20
—
Russell 1000 E-Mini Index Futures 7 USD 625 03/20
12
S&P 400 E-Mini Index Futures 3 USD 602 03/20
(6)
S&P 500 E-Mini Index Futures 20 USD 3,224 03/20
51
Short Positions
MSCI Singapore Index Futures 2 SGD 73 02/20
1
NASDAQ 100 E-Mini Index Futures 12 USD 2,159 03/20
(133)
Russell 2000 E-Mini Index Futures 10 USD 807 03/20
16
SPI 200 Index Futures 3 AUD 522 03/20
(8)
TOPIX Index Futures 10 JPY 167,900 03/20
37
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(262)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 292 HKD 2,284 03/18/20 2
Bank of Montreal AUD 525 USD 360 03/18/20 9
Bank of Montreal CAD 447 USD 338 03/18/20 —
Bank of Montreal CHF 299 USD 306 03/18/20 (6)
Bank of Montreal EUR 382 USD 426 03/18/20 2
Bank of Montreal GBP 351 USD 465 03/18/20 —
Bank of Montreal JPY 168,769 USD 1,562 03/18/20 1
Bank of Montreal SEK 1,520 USD 162 03/18/20 4
Bank of Montreal SGD 65 USD 48 03/18/20 —
Royal Bank of Canada USD 292 HKD 2,284 03/18/20 2
Royal Bank of Canada AUD 525 USD 360 03/18/20 8
Royal Bank of Canada CAD 447 USD 338 03/18/20 1
Royal Bank of Canada CHF 299 USD 306 03/18/20 (6)
Royal Bank of Canada EUR 382 USD 427 03/18/20 2
Royal Bank of Canada GBP 351 USD 465 03/18/20 —
Royal Bank of Canada JPY 168,769 USD 1,563 03/18/20 1
Royal Bank of Canada SEK 1,520 USD 162 03/18/20 4
Royal Bank of Canada SGD 65 USD 48 03/18/20 —
State Street CNY 13,090 USD 1,856 03/18/20 (13)
State Street KRW 1,132,010 USD 952 03/18/20 5
State Street TWD 30,050 USD 994 03/18/20 3
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
19

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Conservative Strategy Fund 5
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Bank of America
Purchase
USD 5,000 (1.000%)
(2)
12/20/24
(95) (22) (117)
CMBX NA Index Barclays
Sell
USD 6,930 5.000%
(2)
03/18/50
434 148 582
Total Open Credit Indices Contracts (å) 339 126 465
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Investments in Affiliated Funds $ 1 77,8 8 8 $ — $ —
$ —
$ 1 77 , 8 8 8
Short-Term Investments — — —
3,763
3,763
Total Investments 177,88 8 — — 3,763 181,651
Other Financial Instruments
Assets
Futures Contracts 16 1 — — — 16 1
Foreign Currency Exchange Contracts — 44 — — 44
Credit Default Swap Contracts — 582 — — 582
Liabilities
Futures Contracts (42 3 ) — — — (42 3 )
Foreign Currency Exchange Contracts — (2 5 ) — — (2 5 )
Credit Default Swap Contracts — (117) — — (117)
Total Other Financial Instruments
*
$ (26 2 ) $ 484 $ — $ — $ 22 2
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2020, see note 2 in the Notes to
Quarterly Report.

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Moderate Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 97.3%
Alternative - 1.9%
Commodity Strategies Fund Class Y 1,236,057 6,032
Domestic Equities - 13.6%
Multifactor U.S. Equity Fund Class Y 1,633,014 21,588
U.S. Small Cap Equity Fund Class Y 790,716 21,294
42,882
Fixed Income - 52.5%
Multifactor Bond Fund Class Y 4,381,845 44,739
Strategic Bond Fund Class Y 5,713,880 63,882
Unconstrained Total Return Fund Class Y 5,725,524 57,083
165,704
International Equities - 17.4%
Emerging Markets Fund Class Y 806,079 14,808
Global Equity Fund Class Y 2,361,975 21,565
Multifactor International Equity Fund Class Y 1,975,099 18,566
54,939
Multi-Asset - 11.9%
Multi-Strategy Income Fund Class Y 3,783,694 37,723
Total Investments in Affiliated Funds
(cost $286,630) 307,280
Options Purchased - 0.0%
(Number of Contracts)
EURO STOXX 50 Index Futures
Goldman Sachs Feb 2020 3,315.03 Put (3,676) EUR 13,515 (ÿ)
21
IBEX 35 Index Futures
Morgan Stanley Mar 2020 9,508.47 Call (994) USD 9,451 (ÿ)
42
Total Options Purchased
(cost $143) 63
Short-Term Investments - 0.2%
U.S. Cash Management Fund (@) 682,699 (∞)
683
Total Short-Term Investments
(cost $683) 683
Total Investments 97.5%
(identified cost $287,456) 308,026
Other Assets and Liabilities, Net - 2.5%
7,787
Net Assets - 100.0%
315,813

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Moderate Strategy Fund 7
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 22 EUR 2,587 02/20
(92)
CAC40 Euro Index Futures 147 EUR 8,532 02/20
(331)
DAX Index Futures 19 EUR 6,172 03/20
(172)
Dow Jones U.S. Real Estate Index Futures 325 USD 12,090 03/20
432
EURO STOXX 50 Index Futures 134 EUR 4,876 03/20
(183)
FTSE 100 Index Futures 23 GBP 1,660 03/20
(81)
FTSE/MIB Index Futures 16 EUR 1,858 03/20
(21)
Hang Seng Index Futures 13 HKD 17,051 02/20
(146)
IBEX 35 Index Futures 23 EUR 2,157 02/20
(48)
MSCI EAFE Index Futures 69 USD 6,819 03/20
(186)
MSCI Emerging Markets Index Futures 150 USD 7,876 03/20
(326)
MSCI Singapore Index Futures 34 SGD 1,238 02/20
(11)
OMXS30 Index Futures 102 SEK 18,227 02/20
1
S&P 500 E-Mini Index Futures 41 USD 6,609 03/20
103
S&P/TSX 60 Index Futures 10 CAD 2,063 03/20
34
SPI 200 Index Futures 14 AUD 2,434 03/20
36
United States 2 Year Treasury Note Futures 158 USD 34,185 03/20
118
Short Positions
NASDAQ 100 E-Mini Index Futures 87 USD 15,656 03/20
(446)
Russell 1000 E-Mini Index Futures 5 USD 446 03/20
(8)
Russell 2000 E-Mini Index Futures 281 USD 22,687 03/20
460
S&P 400 E-Mini Index Futures 3 USD 602 03/20
6
S&P 500 E-Mini Index Futures 220 USD 35,464 03/20
(553)
S&P Financial Select Sector Index Futures 107 USD 9,859 03/20
61
TOPIX Index Futures 19 JPY 319,010 03/20
70
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts
(1,283)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 196 AUD 286 03/18/20 (4)
Bank of Montreal USD 482 HKD 3,767 03/18/20 3
Bank of Montreal USD 222 MXN 4,315 03/18/20 6
Bank of Montreal CAD 7 USD 5 03/18/20 —
Bank of Montreal CHF 553 USD 565 03/18/20 (10)
Bank of Montreal EUR 224 USD 250 03/18/20 1
Bank of Montreal GBP 1,081 USD 1,430 03/18/20 —
Bank of Montreal JPY 33,466 USD 310 03/18/20 —
Bank of Montreal SEK 1,384 USD 147 03/18/20 3
Bank of Montreal SGD 120 USD 88 03/18/20 —
Bank of Montreal ZAR 1,995 USD 133 03/18/20 1
Citigroup CNY 21,610 USD 3,064 03/18/20 (21)
Citigroup RUB 83,270 USD 1,296 03/18/20 —
Citigroup TWD 125,440 USD 4,150 03/18/20 12
Royal Bank of Canada USD 196 AUD 286 03/18/20 (5)
Royal Bank of Canada USD 482 HKD 3,767 03/18/20 3
Royal Bank of Canada USD 222 MXN 4,315 03/18/20 6
Royal Bank of Canada CAD 7 USD 5 03/18/20 —
Royal Bank of Canada CHF 553 USD 565 03/18/20 (10)
Royal Bank of Canada EUR 224 USD 250 03/18/20 1
Royal Bank of Canada GBP 1,081 USD 1,429 03/18/20 —
Royal Bank of Canada JPY 33,466 USD 310 03/18/20 —
Royal Bank of Canada SEK 1,384 USD 147 03/18/20 3
Royal Bank of Canada SGD 120 USD 88 03/18/20 —
Royal Bank of Canada ZAR 1,995 USD 133 03/18/20 1
State Street USD 3,037 KRW 3,560,700 03/18/20 (58)

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Moderate Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street INR 27,980 USD 391 03/18/20 2
State Street KRW 6,606,860 USD 5,556 03/18/20 29
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(37)
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Short
Russell 1000 Index Total Return Goldman Sachs USD 4,071 3 Month LIBOR + 0.310%
(2)
06/19/20 — (417) (417)
Total Open Total Return Swap Contracts (å) — (417) (417)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Purchase
USD 3,663 (5.000%)
(2)
12/20/24
(230) (77) (307)
CDX NA Investment Grade
Index Bank of America
Purchase
USD 16,000 (1.000%)
(2)
12/20/24
(304) (69) (373)
Total Open Credit Indices Contracts (å) (534) (146) (680)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Investments in Affiliated Funds $ 307,280 $ — $ —
$ —
$ 307,280
Options Purchased 63 — —
—
63
Short-Term Investments — — —
683
683
Total Investments 307,343 — — 683 308,026
Other Financial Instruments
Assets
Futures Contracts 1,321 — — — 1,321
Foreign Currency Exchange Contracts — 71 — — 71
Liabilities
Futures Contracts (2,604) — — — (2,604)
Foreign Currency Exchange Contracts — (108) — — (108)
Total Return Swap Contracts — (417) — — (417)

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Moderate Strategy Fund 9
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Credit Default Swap Contracts — (680) — — (680)
Total Other Financial Instruments
*
$ (1,283) $ (1,134) $ — $ — $ (2,417)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2020, see note 2 in the Notes to
Quarterly Report .

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Balanced Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 97.3%
Alternative - 3.9%
Commodity Strategies Fund Class Y 5,317,993 25,952
Global Real Estate Securities Fund Class Y 779,115 27,191
53,143
Domestic Equities - 17.7%
Multifactor U.S. Equity Fund Class Y 8,122,749 107,383
U.S. Dynamic Equity Fund Class Y 7,237,051 53,771
U.S. Small Cap Equity Fund Class Y 2,946,114 79,339
240,493
Fixed Income - 33.4%
Multifactor Bond Fund Class Y 4,045,825 41,308
Strategic Bond Fund Class Y 20,944,464 234,159
Unconstrained Total Return Fund Class Y 17,866,563 178,129
453,596
International Equities - 32.3%
Emerging Markets Fund Class Y 4,170,012 76,603
Global Equity Fund Class Y 22,012,005 200,970
Multifactor International Equity Fund Class Y 17,152,066 161,229
438,802
Multi-Asset - 10.0%
Multi-Strategy Income Fund Class Y 13,646,211 136,053
Total Investments in Affiliated Funds
(cost $1,229,745) 1,322,087
Options Purchased - 0.1%
(Number of Contracts)
EURO STOXX 50 Index Futures
Goldman Sachs Feb 2020 3,315.03 Put (34,309) EUR 126,138 (ÿ)
193
IBEX 35 Index Futures
Morgan Stanley Mar 2020 9,508.47 Call (7,730) USD 73,500 (ÿ)
333
Total Options Purchased
(cost $1,250) 526
Short-Term Investments - 0.0%
U.S. Cash Management Fund(@) 2,106 (∞)
2
Total Short-Term Investments
(cost $2) 2
Total Investments 97.4%
(identified cost $1,230,997) 1,322,615
Other Assets and Liabilities, Net - 2.6%
35,964
Net Assets - 100.0%
1,358,579

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Balanced Strategy Fund 11
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 144 EUR 16,930 02/20
(603)
CAC40 Euro Index Futures 817 EUR 47,419 02/20
(1,839)
DAX Index Futures 110 EUR 35,734 03/20
(996)
Dow Jones U.S. Real Estate Index Futures 1,061 USD 39,469 03/20
1,409
EURO STOXX 50 Index Futures 745 EUR 27,111 03/20
(1,020)
FTSE 100 Index Futures 163 GBP 11,765 03/20
(577)
FTSE/MIB Index Futures 93 EUR 10,797 03/20
(120)
IBEX 35 Index Futures 135 EUR 12,659 02/20
(282)
MSCI EAFE Index Futures 56 USD 5,534 03/20
(151)
MSCI Emerging Markets Index Futures 841 USD 44,157 03/20
(1,825)
OMXS30 Index Futures 564 SEK 100,787 02/20
4
TOPIX Index Futures 26 JPY 436,540 03/20
(97)
United States 2 Year Treasury Note Futures 669 USD 144,744 03/20
499
Short Positions
Hang Seng Index Futures 15 HKD 19,675 02/20
176
MSCI Singapore Index Futures 20 SGD 729 02/20
6
NASDAQ 100 E-Mini Index Futures 532 USD 95,736 03/20
(3,602)
Russell 1000 E-Mini Index Futures 114 USD 10,174 03/20
(189)
S&P 400 E-Mini Index Futures 61 USD 12,243 03/20
117
S&P 500 E-Mini Index Futures 1,112 USD 179,254 03/20
(2,795)
S&P Financial Select Sector Index Futures 295 USD 27,181 03/20
169
S&P/TSX 60 Index Futures 29 CAD 5,983 03/20
(100)
SPI 200 Index Futures 94 AUD 16,342 03/20
(246)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(12,062)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought
Settlement
Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 1,579 JPY 170,514 03/18/20
(1)
Bank of Montreal AUD 6,736 USD 4,624 03/18/20
111
Bank of Montreal CAD 2,821 USD 2,134 03/18/20
3
Bank of Montreal EUR 4,931 USD 5,506 03/18/20
22
Bank of Montreal GBP 3,053 USD 4,038 03/18/20
1
Bank of Montreal HKD 10,053 USD 1,286 03/18/20
(8)
Bank of New York USD 1,579 JPY 170,514 03/18/20
(2)
Bank of New York AUD 6,736 USD 4,635 03/18/20
122
Bank of New York CAD 2,821 USD 2,138 03/18/20
6
Bank of New York EUR 4,931 USD 5,506 03/18/20
22
Bank of New York GBP 3,053 USD 4,036 03/18/20
(1)
Bank of New York HKD 10,053 USD 1,286 03/18/20
(8)
Citigroup USD 1,579 JPY 170,514 03/18/20
(2)
Citigroup AUD 6,736 USD 4,635 03/18/20
122
Citigroup BRL 40,640 USD 9,770 03/18/20
303
Citigroup CAD 2,821 USD 2,139 03/18/20
8
Citigroup CNY 131,070 USD 18,585 03/18/20
(127)
Citigroup EUR 4,931 USD 5,505 03/18/20
21
Citigroup GBP 3,053 USD 4,037 03/18/20
—
Citigroup HKD 10,053 USD 1,286 03/18/20
(8)
Citigroup RUB 502,590 USD 7,823 03/18/20
(2)
Citigroup TWD 611,760 USD 20,240 03/18/20
60
Royal Bank of Canada USD 1,579 JPY 170,514 03/18/20
(1)

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 Balanced Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought
Settlement
Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada AUD 6,736 USD 4,624 03/18/20
111
Royal Bank of Canada CAD 2,821 USD 2,135 03/18/20
4
Royal Bank of Canada EUR 4,931 USD 5,507 03/18/20
23
Royal Bank of Canada GBP 3,053 USD 4,038 03/18/20
1
Royal Bank of Canada HKD 10,053 USD 1,286 03/18/20
(8)
Standard Chartered USD 1,579 JPY 170,514 03/18/20
(1)
Standard Chartered AUD 6,736 USD 4,626 03/18/20
113
Standard Chartered CAD 2,821 USD 2,134 03/18/20
2
Standard Chartered EUR 4,931 USD 5,506 03/18/20
23
Standard Chartered GBP 3,053 USD 4,039 03/18/20
2
Standard Chartered HKD 10,053 USD 1,285 03/18/20
(8)
State Street USD 1,362 CHF 1,333 03/18/20
26
State Street USD 3,037 KRW 3,560,700 03/18/20
(58)
State Street USD 8,098 KRW 9,495,200 03/18/20
(154)
State Street USD 8,098 KRW 9,495,200 03/18/20
(154)
State Street USD 8,098 KRW 9,495,200 03/18/20
(154)
State Street USD 8,098 KRW 9,495,200 03/18/20
(155)
State Street USD 2,276 MXN 44,160 03/18/20
47
State Street USD 4,330 NOK 39,620 03/18/20
(22)
State Street INR 311,930 USD 4,359 03/18/20
24
State Street KRW 61,831,340 USD 51,995 03/18/20
271
State Street SEK 19,541 USD 2,082 03/18/20
48
State Street SGD 7,834 USD 5,771 03/18/20
30
State Street TRY 14,100 USD 2,370 03/18/20
38
State Street ZAR 37,840 USD 2,535 03/18/20
28
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts ......................................................
718
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Short
Russell 1000 Index Total Return Goldman Sachs USD 25,444 3 Month LIBOR + 0.310%
(2)
06/19/20 — (2,602) (2,602)
Total Open Total Return Swap Contracts (å) — (2,602) (2,602)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Purchase
USD 34,551 (5.000%)
(2)
12/20/24
(2,167) (733) (2,900)
CDX NA Investment Grade
Index Bank of America
Purchase
USD 40,500 (1.000%)
(2)
12/20/24
(771) (174) (945)
Total Open Credit Indices Contracts (å) (2,938) (907) (3,845)

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Balanced Strategy Fund 13
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Investments in Affiliated Funds $ 1,322,087 $ — $ —
$ —
$ 1,322,087
Options Purchased 526 — —
—
526
Short-Term Investments — — —
2
2
Total Investments 1,322,613 — — 2 1,322,615
Other Financial Instruments
Assets
Futures Contracts 2,380 — — — 2,380
Foreign Currency Exchange Contracts — 1,592 — — 1,592
Liabilities
Futures Contracts (14,442) — — — (14,442)
Foreign Currency Exchange Contracts — (874) — — (874)
Total Return Swap Contracts — (2,602) — — (2,602)
Credit Default Swap Contracts — (3,845) — — (3,845)
Total Other Financial Instruments
*
$ (12,062) $ (5,729) $ — $ — $ (17,791)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2020, see note 2 in the Notes to
Quarterly Report.

Russell Investment Company
Growth Strategy Fund
Schedule of Investments — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 97.3%
Alternative - 4.0%
Commodity Strategies Fund Class Y 4,088,664 19,953
Global Real Estate Securities Fund Class Y 587,432 20,501
40,454
Domestic Equities - 30.6%
Multifactor U.S. Equity Fund Class Y 10,715,943 141,665
U.S. Dynamic Equity Fund Class Y 10,907,987 81,046
U.S. Small Cap Equity Fund Class Y 3,329,199 89,655
312,366
Fixed Income - 16.3%
Strategic Bond Fund Class Y 5,581,473 62,401
Unconstrained Total Return Fund Class Y 10,366,763 103,357
165,758
International Equities - 36.4%
Emerging Markets Fund Class Y 3,708,434 68,124
Global Equity Fund Class Y 16,567,990 151,266
Multifactor International Equity Fund Class Y 16,171,166 152,008
371,398
Multi-Asset - 10.0%
Multi-Asset Growth Strategy Fund Class Y 10,073,044 102,040
Total Investments in Affiliated Funds
(cost $942,043) 992,016
Options Purchased - 0.0%
(Number of Contracts)
CBOE Volatility Index
Goldman Sachs Feb 2020 2,810.57 Put (12,168) USD 34,199 (ÿ)
26
EURO STOXX 50 Index Futures
Goldman Sachs Feb 2020 3,315.03 Put (18,870) EUR 69,376 (ÿ)
106
IBEX 35 Index Futures
Morgan Stanley Mar 2020 9,508.47 Call (6,405) USD 60,902 (ÿ)
276
Total Options Purchased
(cost $1,062) 408
Short-Term Investments - 0.2%
U.S. Cash Management Fund(@) 1,722,711 (∞)
1,723
Total Short-Term Investments
(cost $1,723) 1,723
Total Investments 97.5%
(identified cost $944,828) 994,147
Other Assets and Liabilities, Net - 2.5%
25,677
Net Assets - 100.0%
1,019,824

Russell Investment Company
Growth Strategy Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Growth Strategy Fund 15
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 105 EUR 12,345 02/20
(440)
CAC40 Euro Index Futures 592 EUR 34,360 02/20
(1,333)
DAX Index Futures 82 EUR 26,638 03/20
(742)
Dow Jones U.S. Real Estate Index Futures 586 USD 21,799 03/20
778
EURO STOXX 50 Index Futures 540 EUR 19,651 03/20
(739)
FTSE 100 Index Futures 109 GBP 7,867 03/20
(386)
FTSE/MIB Index Futures 67 EUR 7,778 03/20
(86)
IBEX 35 Index Futures 98 EUR 9,190 02/20
(205)
MSCI EAFE Index Futures 145 USD 14,330 03/20
(389)
MSCI Emerging Markets Index Futures 738 USD 38,749 03/20
(1,601)
OMXS30 Index Futures 409 SEK 73,088 02/20
3
S&P/TSX 60 Index Futures 30 CAD 6,189 03/20
104
United States 2 Year Treasury Note Futures 769 USD 166,380 03/20
573
Short Positions
Hang Seng Index Futures 15 HKD 19,675 02/20
173
MSCI Singapore Index Futures 64 SGD 2,331 02/20
20
NASDAQ 100 E-Mini Index Futures 368 USD 66,223 03/20
(2,378)
Russell 1000 E-Mini Index Futures 54 USD 4,819 03/20
(89)
Russell 2000 E-Mini Index Futures 410 USD 33,101 03/20
672
S&P 400 E-Mini Index Futures 30 USD 6,021 03/20
57
S&P 500 E-Mini Index Futures 979 USD 157,815 03/20
(2,461)
S&P Financial Select Sector Index Futures 95 USD 8,753 03/20
54
SPI 200 Index Futures 1 AUD 174 03/20
(3)
TOPIX Index Futures 19 JPY 319,011 03/20
70
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(8,348)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal AUD 4,555 USD 3,127 03/18/20 75
Bank of Montreal CHF 1,415 USD 1,446 03/18/20 (27)
Bank of Montreal EUR 6,207 USD 6,930 03/18/20 28
Bank of Montreal GBP 5,254 USD 6,948 03/18/20 2
Bank of New York AUD 4,555 USD 3,134 03/18/20 82
Bank of New York CHF 1,415 USD 1,446 03/18/20 (27)
Bank of New York EUR 6,207 USD 6,930 03/18/20 28
Bank of New York GBP 5,254 USD 6,943 03/18/20 (2)
Citigroup AUD 4,555 USD 3,134 03/18/20 82
Citigroup CHF 1,415 USD 1,446 03/18/20 (27)
Citigroup CNY 85,360 USD 12,104 03/18/20 (82)
Citigroup EUR 6,207 USD 6,929 03/18/20 27
Citigroup GBP 5,254 USD 6,946 03/18/20 —
Citigroup RUB 303,330 USD 4,722 03/18/20 (1)
Citigroup TWD 501,900 USD 16,605 03/18/20 50
Royal Bank of Canada AUD 4,555 USD 3,127 03/18/20 74
Royal Bank of Canada CHF 1,415 USD 1,446 03/18/20 (27)
Royal Bank of Canada EUR 6,207 USD 6,932 03/18/20 30
Royal Bank of Canada GBP 5,254 USD 6,947 03/18/20 2
Standard Chartered AUD 4,555 USD 3,128 03/18/20 76
Standard Chartered CHF 1,415 USD 1,446 03/18/20 (27)
Standard Chartered EUR 6,207 USD 6,931 03/18/20 29
Standard Chartered GBP 5,254 USD 6,950 03/18/20 4
State Street USD 2,564 JPY 277,094 03/18/20 (1)
State Street USD 5,061 KRW 5,934,500 03/18/20 (97)
State Street USD 8,098 KRW 9,495,200 03/18/20 (155)
State Street USD 8,098 KRW 9,495,200 03/18/20 (155)

Russell Investment Company
Growth Strategy Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street CAD 6,379 USD 4,839 03/18/20 19
State Street HKD 24,776 USD 3,169 03/18/20 (18)
State Street KRW 40,818,570 USD 34,325 03/18/20 179
State Street MXN 7,760 USD 400 03/18/20 (8)
State Street SEK 12,251 USD 1,305 03/18/20 30
State Street SGD 1,346 USD 992 03/18/20 5
State Street ZAR 8,880 USD 595 03/18/20 7
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
175
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Short
Russell 1000 Index Total Return Goldman Sachs USD 24,425 3 Month LIBOR + 0.310%
(2)
06/19/20 — (2,498) (2,498)
Total Open Total Return Swap Contracts (å) — (2,498) (2,498)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Purchase
USD 60,291 (5.000%)
(2)
12/20/24
(3,781) (1,279) (5,060)
CDX NA Investment Grade
Index Bank of America
Purchase
USD 10,600 (1.000%)
(2)
12/20/24
(202) (45) (247)
Total Open Credit Indices Contracts (å) (3,983) (1,324) (5,307)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Investments in Affiliated Funds $ 992 , 01 6 $ — $ —
$ —
$ 9 92 , 01 6
Options Purchased 408 — —
—
408
Short-Term Investments — — —
1,723
1,723
Total Investments 992,424 — — 1,723 994,147
Other Financial Instruments
Assets
Futures Contracts 2,504 — — — 2,504
Foreign Currency Exchange Contracts — 829 — — 8 29
Liabilities
Futures Contracts (10,852) — — — (10,852)

Russell Investment Company
Growth Strategy Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Growth Strategy Fund 17
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Foreign Currency Exchange Contracts — (654) — — (654)
Total Return Swap Contracts — (2,498) — — (2,498)
Credit Default Swap Contracts — (5,307) — — (5,307)
Total Other Financial Instruments
*
$ (8,348) $ (7,630) $ — $ — $ (15,978)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2020, see note 2 in the Notes to
Quarterly Report.

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 Equity Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 95.6%
Alternative - 4.9%
Commodity Strategies Fund Class Y 1,855,268 9,054
Global Real Estate Securities Fund Class Y 408,335 14,251
23,305
Domestic Equities - 33.1%
Multifactor U.S. Equity Fund Class Y 4,968,108 65,679
U.S. Dynamic Equity Fund Class Y 5,058,742 37,586
U.S. Small Cap Equity Fund Class Y 2,063,610 55,573
158,838
Fixed Income - 11.0%
Unconstrained Total Return Fund Class Y 5,273,745 52,579
International Equities - 42.7%
Emerging Markets Fund Class Y 1,954,103 35,897
Global Equity Fund Class Y 10,755,106 98,194
Multifactor International Equity Fund Class Y 7,477,920 70,292
204,383
Multi-Asset - 3.9%
Multi-Asset Growth Strategy Fund Class Y 1,862,393 18,866
Total Investments in Affiliated Funds
(cost $472,471) 457,971
Options Purchased - 0.0%
(Number of Contracts)
CBOE Volatility Index
Goldman Sachs Feb 2020 2,810.57 Put (6,084) USD 17,100 (ÿ)
13
EURO STOXX 50 Index Futures
Goldman Sachs Feb 2020 3,315.03 Put (9,558) EUR 35,140 (ÿ)
54
IBEX 35 Index Futures
Morgan Stanley Mar 2020 9,508.47 Call (3,202) USD 30,446 (ÿ)
138
Total Options Purchased
(cost $534) 205
Short-Term Investments - 1.6%
U.S. Cash Management Fund (@) 7,586,918 (∞)
7,590
Total Short-Term Investments
(cost $7,589) 7,590
Total Investments 97.2%
(identified cost $480,594) 465,766
Other Assets and Liabilities, Net - 2.8%
13,267
Net Assets - 100.0%
479,033

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Growth Strategy Fund 19
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 54 EUR 6,349 02/20
(226)
CAC40 Euro Index Futures 306 EUR 17,760 02/20
(689)
DAX Index Futures 41 EUR 13,319 03/20
(371)
Dow Jones U.S. Real Estate Index Futures 541 USD 20,125 03/20
718
EURO STOXX 50 Index Futures 279 EUR 10,153 03/20
(382)
FTSE 100 Index Futures 58 GBP 4,186 03/20
(205)
FTSE/MIB Index Futures 35 EUR 4,063 03/20
(45)
IBEX 35 Index Futures 51 EUR 4,782 02/20
(107)
MSCI EAFE Index Futures 126 USD 12,452 03/20
(338)
MSCI Emerging Markets Index Futures 144 USD 7,561 03/20
(312)
OMXS30 Index Futures 212 SEK 37,884 02/20
1
S&P/TSX 60 Index Futures 12 CAD 2,476 03/20
42
SPI 200 Index Futures 12 AUD 2,086 03/20
31
Short Positions
Hang Seng Index Futures 7 HKD 9,182 02/20
83
MSCI Singapore Index Futures 13 SGD 474 02/20
4
NASDAQ 100 E-Mini Index Futures 174 USD 31,312 03/20
(1,148)
Russell 1000 E-Mini Index Futures 29 USD 2,588 03/20
(48)
Russell 2000 E-Mini Index Futures 295 USD 23,817 03/20
483
S&P 400 E-Mini Index Futures 15 USD 3,011 03/20
29
S&P 500 E-Mini Index Futures 288 USD 46,425 03/20
(723)
S&P Financial Select Sector Index Futures 95 USD 8,753 03/20
54
TOPIX Index Futures 5 JPY 83,949 03/20
18
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(3,131)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 572 CAD 756 03/18/20 (1)
Bank of Montreal USD 1,164 JPY 125,741 03/18/20 (1)
Bank of Montreal AUD 2,113 USD 1,451 03/18/20 35
Bank of Montreal CHF 1,088 USD 1,112 03/18/20 (21)
Bank of Montreal EUR 2,270 USD 2,534 03/18/20 10
Bank of Montreal GBP 1,428 USD 1,889 03/18/20 1
Bank of New York USD 573 CAD 756 03/18/20 (2)
Bank of New York USD 1,165 JPY 125,741 03/18/20 (1)
Bank of New York AUD 2,113 USD 1,454 03/18/20 39
Bank of New York CHF 1,088 USD 1,112 03/18/20 (21)
Bank of New York EUR 2,270 USD 2,534 03/18/20 10
Bank of New York GBP 1,428 USD 1,888 03/18/20 (1)
Citigroup USD 573 CAD 756 03/18/20 (2)
Citigroup USD 1,164 JPY 125,741 03/18/20 (1)
Citigroup AUD 2,113 USD 1,454 03/18/20 38
Citigroup BRL 13,060 USD 3,140 03/18/20 98
Citigroup CHF 1,088 USD 1,112 03/18/20 (21)
Citigroup CNY 69,150 USD 9,805 03/18/20 (67)
Citigroup EUR 2,270 USD 2,534 03/18/20 10
Citigroup GBP 1,428 USD 1,888 03/18/20 —
Citigroup RUB 192,690 USD 2,999 03/18/20 (1)
Citigroup TWD 295,740 USD 9,785 03/18/20 29
Royal Bank of Canada USD 572 CAD 756 03/18/20 (1)
Royal Bank of Canada USD 1,164 JPY 125,741 03/18/20 (1)
Royal Bank of Canada AUD 2,113 USD 1,451 03/18/20 35
Royal Bank of Canada CHF 1,088 USD 1,112 03/18/20 (21)
Royal Bank of Canada EUR 2,270 USD 2,535 03/18/20 11
Royal Bank of Canada GBP 1,428 USD 1,889 03/18/20 —

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 Equity Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Standard Chartered USD 572 CAD 756 03/18/20 (1)
Standard Chartered USD 1,164 JPY 125,741 03/18/20 (1)
Standard Chartered AUD 2,113 USD 1,451 03/18/20 36
Standard Chartered CHF 1,088 USD 1,112 03/18/20 (21)
Standard Chartered EUR 2,270 USD 2,534 03/18/20 11
Standard Chartered GBP 1,428 USD 1,889 03/18/20 1
State Street USD 4,049 KRW 4,747,600 03/18/20 (77)
State Street USD 8,098 KRW 9,495,200 03/18/20 (154)
State Street USD 145 MXN 2,820 03/18/20 3
State Street USD 263 ZAR 3,920 03/18/20 (3)
State Street HKD 13,193 USD 1,688 03/18/20 (10)
State Street INR 80,120 USD 1,120 03/18/20 6
State Street KRW 20,842,990 USD 17,527 03/18/20 91
State Street SEK 4,647 USD 495 03/18/20 11
State Street SGD 693 USD 511 03/18/20 3
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
48
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Short
Russell 1000 Index Total Return Goldman Sachs USD 11,195 3 Month LIBOR + 0.310%
(2)
06/19/20 — (1,145) (1,145)
Total Open Total Return Swap Contracts (å) — (1,145) (1,145)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Purchase
USD 18,810 (5.000%)
(2)
12/20/24
(1,179) (400) (1,579)
Total Open Credit Indices Contracts (å) (1,179) (400) (1,579)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Investments in Affiliated Funds $ 457,971 $ — $ —
$ —
$ 457,971
Options Purchased 205 — —
—
205
Short-Term Investments — — —
7,590
7,590
Total Investments 458,176 — — 7,590 465,766

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Growth Strategy Fund 21
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Other Financial Instruments
Assets
Futures Contracts 1,46 3 — — — 1,46 3
Foreign Currency Exchange Contracts — 47 8 — — 47 8
Liabilities
Futures Contracts (4,59 4 ) — — — (4,59 4 )
Foreign Currency Exchange Contracts — (4 30 ) — — (430)
Total Return Swap Contracts — (1,145) — — (1,145)
Credit Default Swap Contracts — (1,579) — — (1,579)
Total Other Financial Instruments
*
$ (3,131) $ (2,676) $ — $ — $ (5,807)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2020, see note 2 in the Notes to
Quarterly Report.

Russell Investment Company
LifePoints
®
Funds
Notes to Schedules of Investments — January 31, 2020 (Unaudited)
22 Notes to Schedules of Investments
Footnotes:
Abbreviations:
Foreign Currency Abbreviations:
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund.
(ÿ) Notional Amount in thousands.
(∞) Unrounded units.
(@) Affiliate.
(1) Monthly payment frequency.
(2) Quarterly payment frequency.
(3) Semi-annual payment frequency.
(4) Annual payment frequency.
(5) Payment at termination.
LIBOR - London Interbank Offered Rate
AUD - Australian dollar HKD - Hong Kong dollar RUB - Russian ruble
BRL - Brazilian real INR - Indian rupee SEK - Swedish krona
CAD - Canadian dollar JPY - Japanese yen SGD - Singapore dollar
CHF - Swiss franc KRW - South Korean won TRY - Turkish lira
CNY - Chinese renminbi yuan MXN - Mexican peso TWD - Taiwanese dollar
EUR - Euro NOK - Norwegian krone USD - United States dollar
GBP - British pound sterling NZD - New Zealand dollar ZAR - South African rand

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report — January 31, 2020 (Unaudited)
Notes to Quarterly Report 23
Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 34 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). This Quarterly Report reports on 5 of these Funds.
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a
Third Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing principally, in shares of several other RIC Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. In addition to investing in the Underlying Funds, Russell Investment Management,
LLC ("RIM"), the Funds' investment adviser, may directly manage Fund assets and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. In connection with these investment strategies, the Funds may invest in derivative instruments and may use derivatives to take both long and short positions. The Funds may hold cash in connection with these investments. A Fund usually, but not always, pursues a strategy of being fully invested by exposing its cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as "equitization").
The following table shows each Fund's approximate target strategic asset allocation to equity, fixed income, multi-asset and alternative asset classes effective on November 13, 2019. As of January 31, 2020, the equity Underlying Funds in which the
Funds may invest include the Sustainable Equity, U.S. Dynamic Equity, U.S. Small Cap Equity, Multifactor U.S. Equity, Global
Equity, Emerging Markets and Multifactor International Equity Funds. The fixed income Underlying Funds in which the Funds may invest include the Opportunistic Credit, Unconstrained Total Return, Strategic Bond, Investment Grade Bond, Short Duration
Bond, and Multifactor Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the Multi-Strategy
Income and Multi-Asset Growth Strategy Funds. The alternative Underlying Funds in which the Funds may invest include the
Commodity Strategies, Global Infrastructure and Global Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income, alternative or multi-asset category level based on RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.
The following table shows the Funds’ approximate expected target strategic asset allocations to equity, fixed income, multi-asset and alternative asset classes effective November 13, 2019.
* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
Asset Allocation* Conservative
Strategy Fund
Moderate
Strategy Fund
Balanced
Strategy Fund
Growth
Strategy Fund
Equity Growth
Strategy Fund
Equity 11% 34% 53% 70% 80%
Fixed Income 69% 52% 33% 16% 11%
Multi-Asset 20% 12% 10% 10% 4%
Alternative# - 2% 4% 4% 5%

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — January 31, 2020 (Unaudited)
24 Notes to Quarterly Report
Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP"), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”). The Funds value the shares of the Underlying Funds at the current net asset value
("NAV") per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV of such investments.
Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — January 31, 2020 (Unaudited)
Notes to Quarterly Report 25
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of period end.
For the period ended January 31, 2020, there was no movement between the levels of the fair value hierarchy.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — January 31, 2020 (Unaudited)
26 Notes to Quarterly Report
significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This is intended to cause the Funds to perform as though cash were actually invested in the global equity market.
Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house.
In November 2019, the Securities and Exchange Commission ("SEC") proposed new regulations applicable to a mutual fund’s use of derivatives. If adopted as proposed, these regulations could potentially limit or impact a Fund’s ability to invest in derivatives and negatively affect the Fund’s performance and ability to pursue its stated investment objective.
Foreign Currency Exchange Contracts
The Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, the Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.
For the period ended January 31, 2020, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:
The Funds' period end foreign currency exchange contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2020.
Funds Strategies
Conservative Strategy Fund Return enhancement and hedging
Moderate Strategy Fund Return enhancement and hedging
Balanced Strategy Fund Return enhancement and hedging
Growth Strategy Fund Return enhancement and hedging
Equity Growth Strategy Fund Return enhancement and hedging

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — January 31, 2020 (Unaudited)
Notes to Quarterly Report 27
As of January 31, 2020, the Funds had cash collateral balances in connection with forward contracts purchased/sold as follows:
Options
The Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
The Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended January 31, 2020, the Funds purchased or sold options primarily for the strategies listed below:
The Funds' period end options contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2020.
As of January 31, 2020, the Funds had no cash collateral balances in connection with options contracts.
Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency, and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to
Cash Collateral for Forwards
Balanced Strategy Fund $ 470,000
Growth Strategy Fund $ 1,080,000
Equity Growth Strategy Fund $ 480,000
Funds Strategies
Conservative Strategy Fund Return enhancement, hedging, and exposing cash to markets
Moderate Strategy Fund Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — January 31, 2020 (Unaudited)
28 Notes to Quarterly Report
deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended January 31, 2020, the following Funds entered into futures contracts primarily for the strategies listed below:
The Funds' period end futures contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2020.
As of January 31, 2020, the Funds had cash collateral balances in connection with futures contracts purchased/sold as follows:
Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
The Funds may enter into several different types of swap agreements including credit default, interest rate, total return and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
As of January 31, 2020, the Funds had cash collateral balances in connection with swap contracts purchased/sold as follows:
Funds Strategies
Conservative Strategy Fund Return enhancement, hedging, and exposing cash to markets
Moderate Strategy Fund Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Cash Collateral for Futures
Conservative Strategy Fund $ 837,211
Moderate Strategy Fund $ 9,197,750
Balanced Strategy Fund $ 46,629,272
Growth Strategy Fund $ 32,107,075
Equity Growth Strategy Fund $ 15,517,154

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — January 31, 2020 (Unaudited)
Notes to Quarterly Report 29
Credit Default Swaps
The Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Cash Collateral for Swaps Due to Broker
Conservative Strategy Fund $ — $ 216,303
Moderate Strategy Fund $ 987,728 $ —
Balanced Strategy Fund $ 7,389,566 $ —
Growth Strategy Fund $ 7,772,705 $ 60,000
Equity Growth Strategy Fund $ 2,315,834 $ 10,000

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — January 31, 2020 (Unaudited)
30 Notes to Quarterly Report
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of January 31,
2020, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended January 31, 2020, the Funds entered into credit default swaps primarily for the strategies listed below:
The Funds' period end credit default swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2020.
Total Return Swaps
The Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended January 31, 2020, the Funds entered into total return swaps primarily for the strategies listed below:
Funds Strategies
Conservative Strategy Fund Return enhancement, hedging, and exposing cash to markets
Moderate Strategy Fund Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — January 31, 2020 (Unaudited)
Notes to Quarterly Report 31
The Funds' period end total return swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2020.
Master Agreements
The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the
ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial
Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight
Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the
Funds or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Fund’s investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments held by a Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds and Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Funds and Underlying Funds may also be exposed to counterparty risk or risk that an
Funds Strategies
Moderate Strategy Fund Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — January 31, 2020 (Unaudited)
32 Notes to Quarterly Report
institution or other entity with which the Funds or Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' and Underlying Funds' financial statements (the “Assets”).
The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' and Underlying Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' and Underlying Funds' Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund or an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund or an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund or an Underlying Fund to underperform other types of investments.
Related Party Transactions
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of January 31, 2020, the Funds had invested $13,761,527 in the U.S. Cash Management Fund.
Federal Income Taxes
At January 31, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no events have occurred that require disclosure.
Conservative Strategy Fund Moderate Strategy Fund
Cost of Investments $ 173,675,003 $ 291,835,167
Unrealized Appreciation $ 8,764,212 $ 16,916,190
Unrealized Depreciation (564,972) (3,142,388)
Net Unrealized Appreciation (Depreciation) $ 8,199,240 $ 13,773,802
Balanced Strategy Fund Growth Strategy Fund
Cost of Investments $ 1,238,041,720 $ 950,001,103
Unrealized Appreciation $ 90,036,115 $ 61,155,884
Unrealized Depreciation (23,253,633) (32,987,875)
Net Unrealized Appreciation (Depreciation) $ 66,782,482 $ 28,168,009
Equity Growth Strategy Fund
Cost of Investments $ 481,936,387
Unrealized Appreciation $ 10,303,911
Unrealized Depreciation (32,281,644)
Net Unrealized Appreciation (Depreciation) $ (21,977,733)

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com